NOTE 13 DEFERRED COMPENSATION/NQDC (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	2
Increase (Decrease) in Deferred Compensation	$ 180,000	$ (100,000)
Deferred Compensation Share-based Arrangements, Liability, Current	$ 784,474		$ 884,474